Other Liabilities - Schedule of Borrowings (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowed funds	$ 403	$ 432
Encumbrances on real estate, Maturing in 2033
Disclosure of detailed information about borrowings [line items]
Borrowed funds	326	323
Encumbrances on real estate in US Dollars, Maturing in 2020
Disclosure of detailed information about borrowings [line items]
Borrowed funds	$ 77	$ 109